Bank borrowings (Parenthetical) (Details)	Dec. 31, 2023	Dec. 31, 2022
1-year revolving loan denominated in RMB
Bank borrowings
Interest rates		5.22%
1-year revolving loan denominated in RMB | Minimum
Bank borrowings
Interest rates	3.60%
1-year revolving loan denominated in RMB | Maximum
Bank borrowings
Interest rates	4.85%
Half-year revolving loans denominated in RMB | Minimum
Bank borrowings
Interest rates	3.00%	3.00%
Half-year revolving loans denominated in RMB | Maximum
Bank borrowings
Interest rates		5.00%
Revolving service trade loan denominated in HK$
Bank borrowings
Interest rates	9.52%
Revolving service trade loan denominated in HK$ | Minimum
Bank borrowings
Interest rates		8.60%
Revolving service trade loan denominated in HK$ | Maximum
Bank borrowings
Interest rates		8.64%
3-month revolving loan denominated in RMB
Bank borrowings
Interest rates	4.70%	3.00%
1-year term loans denominated in RMB | Minimum
Bank borrowings
Interest rates	3.60%	3.65%
1-year term loans denominated in RMB | Maximum
Bank borrowings
Interest rates	4.40%	4.00%